Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	14,559	717
Power Systems	20,114	2,339	22,453	544	3,053	8,917	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$31,418	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$63,165	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

Reconciliation of Sales and revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—	$58,413
All other operating segments	2,021	—	—	2,021
Other	(39)	54	(311)[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)	$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—	$40,722
All other operating segments	2,156	—	—	2,156
Other	(65)	40	(265)[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)	$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—	$30,892
All other operating segments	1,791	—	—	1,791
Other	(4)	29	(312)[1]	(287)
Total sales and revenues	$29,540	$3,168	$(312)	$32,396

Reconciliation of Profit before taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segments	837	—	837
Cost centers	14	—	14
Corporate costs	(1,173)	—	(1,173)
Timing	(203)	—	(203)
Redundancy charges	(1)	—	(1)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(185)	—	(185)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	249	—	249
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	56	—	56
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	256	—	256
Interest rate swap	(1)		(1)
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

Reconciliation of Redundancy costs:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total assets from reportable segments	$31,418	$31,747	$—	$63,165
All other operating segments	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	2,025	—	—	2,025
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

Reconciliation of Depreciation and amortization

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total depreciation and amortization from reportable segments	$1,533	$710	$—	$2,243
Items not included in segment depreciation and amortization:
All other operating segments	172	—	—	172
Cost centers	99	—	—	99
Other	(2)	15	—	13
Total depreciation and amortization	$1,802	$725	$—	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

Reconciliation of Capital expenditures

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segments	343	—	—	343
Cost centers	177	—	—	177
Timing	(211)	—	—	(211)
Other	(129)	163	(76)	(42)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues[1]			December 31,
(Millions of dollars)	2011	2010	2009	2011		2010		2009
Inside United States	$18,004	$13,674	$10,560	$7,388		$6,427		$6,260
Outside United States	42,134	28,914	21,836	7,007	[2]	6,112	[2]	6,126	[2]
Total	$60,138	$42,588	$32,396	$14,395		$12,539		$12,386

[1]Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]The only country with greater than 10% of total net property, plant and equipment for the periods presented, other than the United States, is Japan with $1,220 million, $1,266 million and $1,432 million as of December 31, 2011, 2010, and 2009, respectively.